SCHEDULE OF WARRANTS FAIR VALUE ESTIMATION ASSUMPTIONS (Details)	Sep. 30, 2022 $ / shares	Aug. 09, 2022 $ / shares	Jul. 01, 2022 $ / shares	Dec. 31, 2021 $ / shares	Nov. 05, 2021 $ / shares	Sep. 24, 2021 $ / shares	Jul. 02, 2021 $ / shares
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Expected term years							3 years
Leisure Acquisition Corp A Delaware Corporation [Member] | Measurement Input, Share Price [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	289.80			289.80
Leisure Acquisition Corp A Delaware Corporation [Member] | Measurement Input, Exercise Price [Member] | Minimum [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	200.00			200.00
Leisure Acquisition Corp A Delaware Corporation [Member] | Measurement Input, Exercise Price [Member] | Maximum [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	230.00			230.00
Leisure Acquisition Corp A Delaware Corporation [Member] | Measurement Input, Expected Term [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Expected term years	3 years			3 years
Leisure Acquisition Corp A Delaware Corporation [Member] | Measurement Input, Price Volatility [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	110.0			110.0
Leisure Acquisition Corp A Delaware Corporation [Member] | Measurement Input, Risk Free Interest Rate [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	0.5			0.5
Share Subscription Facility [Member] | Measurement Input, Share Price [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants				289.80			289.80
Share Subscription Facility [Member] | Measurement Input, Share Price [Member] | Minimum [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	4.80
Share Subscription Facility [Member] | Measurement Input, Share Price [Member] | Maximum [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	85.80
Share Subscription Facility [Member] | Measurement Input, Exercise Price [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants				200.20			200.20
Share Subscription Facility [Member] | Measurement Input, Exercise Price [Member] | Minimum [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	4.00
Share Subscription Facility [Member] | Measurement Input, Exercise Price [Member] | Maximum [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	90.00
Share Subscription Facility [Member] | Measurement Input, Expected Term [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Expected term years				3 years			3 years
Share Subscription Facility [Member] | Measurement Input, Expected Term [Member] | Minimum [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	1.0
Expected term years	1 year 9 months 3 days
Share Subscription Facility [Member] | Measurement Input, Expected Term [Member] | Maximum [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	4.2
Expected term years	2 years 5 months 26 days
Share Subscription Facility [Member] | Measurement Input, Price Volatility [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants				110.0			110.0
Share Subscription Facility [Member] | Measurement Input, Price Volatility [Member] | Minimum [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	108.2
Share Subscription Facility [Member] | Measurement Input, Price Volatility [Member] | Maximum [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	125.3
Share Subscription Facility [Member] | Measurement Input, Risk Free Interest Rate [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants				0.5			0.5
Liability Classified Warrants Grant Date [Member] | Measurement Input, Share Price [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants		10.60	11.40		45.00	89.80
Liability Classified Warrants Grant Date [Member] | Measurement Input, Exercise Price [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants		14.20	14.20		152.60	152.60
Liability Classified Warrants Grant Date [Member] | Measurement Input, Expected Term [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Expected term years		5 years	5 years		5 years	5 years
Liability Classified Warrants Grant Date [Member] | Measurement Input, Price Volatility [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants		102.8	98.9		94.1	94.1
Liability Classified Warrants Grant Date [Member] | Measurement Input, Risk Free Interest Rate [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants		3.0	2.9		1.0	1.0
Liability Classified Warrants Remeasured [Member] | Measurement Input, Share Price [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	4.30			94.00
Liability Classified Warrants Remeasured [Member] | Measurement Input, Exercise Price [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	15.60			152.60
Liability Classified Warrants Remeasured [Member] | Measurement Input, Expected Term [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Expected term years	4 years			4 years 9 months
Liability Classified Warrants Remeasured [Member] | Measurement Input, Price Volatility [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	116.1			97.4
Liability Classified Warrants Remeasured [Member] | Measurement Input, Risk Free Interest Rate [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	4.1			1.3
Liability Classified Warrants Remeasured1 [Member] | Measurement Input, Share Price [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	4.30			94.00
Liability Classified Warrants Remeasured1 [Member] | Measurement Input, Exercise Price [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	15.60			152.60
Liability Classified Warrants Remeasured1 [Member] | Measurement Input, Expected Term [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Expected term years	4 years 1 month 6 days			4 years 10 months 6 days
Liability Classified Warrants Remeasured1 [Member] | Measurement Input, Price Volatility [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	114.9			96.8
Liability Classified Warrants Remeasured1 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	4.1			1.3
Liability Classified Warrants Remeasured 2 [Member] | Measurement Input, Share Price [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	4.40
Liability Classified Warrants Remeasured 2 [Member] | Measurement Input, Exercise Price [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	14.20
Liability Classified Warrants Remeasured 2 [Member] | Measurement Input, Expected Term [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Expected term years	4 years 9 months
Liability Classified Warrants Remeasured 2 [Member] | Measurement Input, Price Volatility [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	109.4
Liability Classified Warrants Remeasured 2 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	4.1
Liability Classified Warrants Remeasured 3 [Member] | Measurement Input, Share Price [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	4.40
Liability Classified Warrants Remeasured 3 [Member] | Measurement Input, Exercise Price [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	14.20
Liability Classified Warrants Remeasured 3 [Member] | Measurement Input, Expected Term [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Expected term years	4 years 10 months 9 days
Liability Classified Warrants Remeasured 3 [Member] | Measurement Input, Price Volatility [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	108.3
Liability Classified Warrants Remeasured 3 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	4.1